Dyal Acquisition - Identifiable Intangible Assets (Details) - Dyal [Member]	6 Months Ended
Jun. 30, 2021
Investment management agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	14 years 3 months 18 days
Institutional investor relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	7 years